MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2014
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

The Company invests in US Government treasuries and equity marketable securities, which are classified as available-for-sale. The following is a summary of the Company's investment in marketable securities:

	December 31, 2014				December 31, 2013
		Gross unrealized	Gross unrealized	Fair		Gross unrealized	Gross unrealized	Fair
	Cost	gains	losses	value	Cost	gains	losses	value
Available-for-sale:

US Government treasuries	$3,349	$-	$-	$3,349	$-	$-	$-	$-
Equity securities	$703	$482	$-	$1,185	$4,020	$2,127	$-	$6,147

	$4,052	$482	$-	$4,534	$4,020	$2,127	$-	$6,147

              As of December 31, 2014 the U.S government treasuries are expected to mature within the next 12 months, therefore were classified as current assets.